Financial Assets at Fair Value Through Profit or Loss - Summary of Income (Loss) from Financial Assets at fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 211,131	₩ 32,661
Financial assets at fair value through profit or loss | Beneficiary Certificate
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(59)	4,527
Financial assets at fair value through profit or loss | Cooperative securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	272	120
Financial assets at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	2,934	946
Financial assets at fair value through profit or loss | Others
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 207,984	₩ 27,068